Acquisitions and Dispositions	12 Months Ended
Mar. 31, 2013
Acquisitions and Dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2011, 2012 and 2013, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.